STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

	Shares	Value
Common Stocks—97.7%
Consumer Discretionary—14.1%
Auto Components—0.9%
Cie Plastic Omnium SA	1,500,000	$ 39,117,748
Continental AG	100,000	14,579,356
Freni Brembo SpA	2,000,000	23,039,234
		76,736,338

Automobiles—2.2%
Aston Martin Lagonda Global Holdings plc[1,2]	10,500,000	134,254,569
Ferrari NV	300,000	48,426,000
		182,680,569

Entertainment—1.3%
Frontier Developments plc[1,3]	3,000,000	38,057,547
Rovio Entertainment OYJ[2,3]	4,700,000	38,143,974
Technicolor SA1,3	29,700,000	27,493,711
		103,695,232

Hotels, Restaurants & Leisure—1.3%
Flutter Entertainment plc	400,000	30,135,066
Shake Shack, Inc. , Cl. A1	1,000,000	72,200,000
		102,335,066

Household Durables—1.5%
Bang & Olufsen AS1	2,000,000	13,925,169
iRobot Corp.[1]	900,000	82,476,000
Nikon Corp.	2,000,000	28,352,775
		124,753,944

Interactive Media & Services—1.4%
Adevinta ASA, Cl. A1	900,000	10,012,399
Twitter, Inc.[1]	3,000,000	104,700,000
		114,712,399

Internet & Catalog Retail—2.6%
AO World plc[1]	20,000,000	18,462,202
ASOS plc[1]	700,000	22,679,874
boohoo. com plc[1]	30,000,000	80,922,697
Boozt AB1,2,3	3,750,000	20,595,043
Rakuten, Inc.	6,000,000	71,554,107
		214,213,923

Media—1.3%
CyberAgent, Inc.	1,600,000	58,151,631
Schibsted ASA, Cl. A	900,000	24,861,281
Stroeer SE & Co. KGaA	300,000	22,545,266
		105,558,178

1 INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Specialty Retail—0.4%
JINS Holdings, Inc.	536,200	$ 29,831,917

Textiles, Apparel & Luxury Goods—1.2%
Brunello Cucinelli SpA	1,500,000	50,589,576
Moncler SpA	1,000,000	42,754,957
OVS SpA[1,2]	3,000,000	5,138,652
		98,483,185

Consumer Staples—2.0%
Food & Staples Retailing—0.2%
Rite Aid Corp.[1]	2,500,000	20,025,000

Food Products—1.7%
Ebro Foods SA	2,000,000	42,801,039
Mowi ASA	4,000,000	93,542,213
		136,343,252

Personal Products—0.1%
Midsona AB, Cl. B	1,000,000	5,268,966

Financials—2.5%
Capital Markets—1.2%
Allied Minds plc[1]	10,000,000	9,286,928
IG Group Holdings plc	3,000,000	22,257,878
IP Group plc[1]	20,785,545	19,723,990
Rothschild & Co.	1,500,000	48,687,779
		99,956,575

Commercial Banks—0.4%
Banco Comercial Portugues SA, Cl. R	100,000,000	30,921,727

Real Estate Investment Trusts (REITs)—0.5%
British Land Co. plc (The)[3]	4,000,000	27,375,132
Unibail-Rodamco-Westfield	100,000	14,981,786
		42,356,918

Real Estate Management & Development—0.4%
Capital & Counties Properties plc	10,000,000	27,544,580
Purplebricks Group plc[1]	3,104,505	3,901,228
		31,445,808

Health Care—28.8%
Biotechnology—10.7%
Arrowhead Pharmaceuticals, Inc.[1,3]	4,000,000	106,000,000
Bavarian Nordic AS1	860,331	21,276,690
Exact Sciences Corp.[1]	2,500,000	295,100,000
Genmab AS1	600,000	110,468,757
Halozyme Therapeutics, Inc.[1]	1,000,000	17,180,000
Hansa Biopharma AB1	1,938,841	35,998,227

2 INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND

	Shares	Value
Biotechnology (Continued)
MorphoSys AG1	900,000	$ 86,597,871
Oncopeptides AB1,2	2,000,000	31,209,411
PeptiDream, Inc.[1]	3,000,000	153,795,157
Rigel Pharmaceuticals, Inc.[1]	5,000,000	13,050,000
		870,676,113

Health Care Equipment & Supplies—5.6%
Align Technology, Inc.[1]	300,000	82,110,000
Biocartis NV1,2,3	3,000,000	35,491,743
Carl Zeiss Meditec AG	1,000,000	98,643,418
Consort Medical plc[3]	2,450,000	26,490,108
Fisher & Paykel Healthcare Corp. Ltd.	3,000,000	31,193,103
Ion Beam Applications[1]	400,000	6,049,199
Jeol Ltd.[3]	2,500,000	56,086,533
Nevro Corp.[1]	1,500,000	97,245,000
Xvivo Perfusion AB1	1,000,000	21,350,396
		454,659,500

Health Care Providers & Services—0.6%
Amplifon SpA	2,000,000	46,743,849

Health Care Technology—1.1%
M3, Inc.	4,000,000	73,299,725
RaySearch Laboratories AB1,3	1,500,000	21,420,259
		94,719,984

Life Sciences Tools & Services—1.6%
Eurofins Scientific SE1	300,000	132,713,759

Pharmaceuticals—9.2%
GW Pharmaceuticals plc, ADR[1,3]	100,000	17,239,000
H. Lundbeck AS	2,000,000	79,089,907
Nektar Therapeutics, Cl. A1,3	17,300,000	615,534,000
Recipharm AB, Cl. B	2,000,000	24,424,520
Xeris Pharmaceuticals, Inc.[1]	1,000,000	11,440,000
		747,727,427

Industrials—11.9%
Aerospace & Defense—2.0%
Boeing Co. (The)	300,000	109,203,000
Hexcel Corp.	700,000	56,616,000
		165,819,000

Air Freight & Couriers—0.2%
Expeditors International of Washington, Inc.	250,000	18,965,000

Commercial Services & Supplies—1.6%
Rentokil Initial plc	15,000,000	75,794,372

3 INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Services & Supplies (Continued)
Rollins, Inc.	1,500,000	$ 53,805,000
		129,599,372

Construction & Engineering—1.0%
Ferrovial SA	3,000,000	76,795,576

Electrical Equipment—1.7%
Mersen SA	1,000,000	38,380,346
Nidec Corp.	300,000	41,166,724
Schneider Electric SE	500,000	45,353,757
Vicor Corp.[1]	500,000	15,525,000
		140,425,827

Machinery—2.8%
Albany International Corp. , Cl. A	400,000	33,164,000
Aumann AG2,3	1,000,000	21,331,995
Rational AG	80,000	55,079,963
Singulus Technologies AG1	362,673	3,373,395
SLM Solutions Group AG3	1,000,000	14,441,169
Spirax-Sarco Engineering plc	464,285	54,161,190
THK Co. Ltd.	2,000,000	48,084,898
		229,636,610

Professional Services—0.8%
Acacia Research Corp.[1,3]	2,500,000	7,400,000
Teleperformance	300,000	60,113,774
		67,513,774

Trading Companies & Distributors—1.8%
AddTech AB, Cl. B	1,000,000	30,370,114
Beijer Ref AB	2,000,000	48,280,652
Indutrade AB	2,000,000	63,927,884
		142,578,650

Information Technology—35.2%
Electronic Equipment, Instruments, & Components—6.7%
Basler AG3	600,000	34,112,998
Cognex Corp.	1,200,000	57,576,000
Coherent, Inc.[1]	600,000	81,822,000
Corning, Inc.	1,000,000	33,230,000
Dolby Laboratories, Inc. , Cl. A	800,000	51,680,000
Gooch & Housego plc[3]	2,000,000	29,371,105
IPG Photonics Corp.[1]	600,000	92,550,000
Littelfuse, Inc.	400,000	70,764,000
Next Biometrics Group AS1,3	5,028,085	2,939,441
Optex Group Co. Ltd.[3]	2,000,000	25,204,557
Yaskawa Electric Corp.	2,000,000	68,373,614
		547,623,715

4 INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND

	Shares	Value
IT Services—2.0%
Comture Corp.[3]	1,500,000	$ 53,555,367
First Derivatives plc	1,200,000	54,272,553
FleetCor Technologies, Inc.[1]	200,000	56,170,000
		163,997,920

Semiconductors & Semiconductor Equipment—17.5%
Advanced Micro Devices, Inc.[1]	21,000,000	637,770,000
AIXTRON SE1	4,000,000	38,179,267
Applied Materials, Inc.	2,000,000	89,820,000
Cree, Inc.[1]	1,000,000	56,180,000
Disco Corp.	200,000	32,991,538
First Solar, Inc.[1]	2,000,000	131,360,000
Infineon Technologies AG	1,000,000	17,672,072
IQE plc[1,3]	70,000,000	54,192,904
Manz AG1,3	500,000	13,334,777
Nordic Semiconductor ASA[1]	5,750,358	24,156,908
ON Semiconductor Corp.[1]	2,000,000	40,420,000
PDF Solutions, Inc.[1,3]	3,000,000	39,360,000
PVA TePla AG1,3	2,050,000	31,469,240
QUALCOMM, Inc.	2,000,000	152,140,000
STMicroelectronics NV	1,000,000	17,743,229
Veeco Instruments, Inc.[1,3]	4,000,000	48,880,000
	1,425,669,935

Software—7.9%
Alarm. com Holdings, Inc.[1]	400,000	21,400,000
BasWare OYJ[1,3]	1,000,000	20,651,200
BlackBerry Ltd.[1]	4,000,000	29,840,000
Blue Prism Group plc[1]	3,000,000	52,753,166
Cloudera, Inc.[1]	8,220,000	43,237,200
EVR Holdings plc[1,3]	68,750,000	6,609,209
FireEye, Inc.[1]	6,000,000	88,860,000
Globant SA1	300,000	30,315,000
Manhattan Associates, Inc.[1]	1,000,000	69,330,000
PTC, Inc.[1]	1,200,000	107,712,000
SDL plc	1,541,446	9,980,367
ServiceNow, Inc.[1]	300,000	82,371,000
WANdisco plc[1,3]	3,000,000	17,169,957
Zendesk, Inc.[1]	600,000	53,418,000
Zoo Digital Group plc[1,3]	7,000,000	5,600,639
		639,247,738

Technology Hardware, Storage & Peripherals—1.1%
3D Systems Corp.[1,3]	8,000,000	72,800,000
Tobii AB1	3,000,000	13,342,758
Xaar plc[3]	4,000,000	4,166,050
		90,308,808

5 INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Materials—2.6%
Chemicals—1.4%
Novozymes AS, Cl. B	1,500,000	$69,942,042
Toray Industries, Inc.	3,000,000	22,857,789
Umicore SA	600,000	19,291,716
		112,091,547

Containers & Packaging—0.5%
Sealed Air Corp.	1,000,000	42,780,000

Metals & Mining—0.7%
Antofagasta plc	2,000,000	23,677,302
thyssenkrupp AG	2,000,000	29,249,096
		52,926,398

Telecommunication Services—0.6%
Diversified Telecommunication Services—0.6%
Masmovil Ibercom SA1	2,250,000	50,149,967
Total Common Stocks (Cost $6,340,051,829)		7,962,689,466

Investment Company—2.3%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN,
2.37%[4] (Cost $189,849,356)	189,849,356	189,849,356
Total Investments, at Value (Cost $6,529,901,185)	100.0%	8,152,538,822
Net Other Assets (Liabilities)	0.0	(319,032)
Net Assets	100.0%	$8,152,219,790

Footnotes to Statement of Investments

idabad
1. Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $286,165,387 or 3.51% of the Fund's net assets at period end.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	September 30,	Gross	Gross	Shares
	2018	Additions	Reductions	June 30, 2019
Common Stock
Biotechnology
Arrowhead Pharmaceuticals, Inc.	7,800,000	—	3,800,000	4,000,000
Electronic Equipment,
Instruments, & Components
Basler AG	200,000	400,000[c]	—	600,000
Gooch & Housego plc	715,955	1,284,045	—	2,000,000
Next Biometrics Group AS	1,231,400	4,000,000[c]	203,315	5,028,085
Optex Group Co. Ltd.	2,000,000	—	—	2,000,000

6 INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Footnotes to Statement of Investments (Continued)
	Shares
	September 30,	Gross	Gross	Shares
	2018	Additions	Reductions	June 30, 2019
Entertainment
Frontier Developments plc	2,850,529	149,471	—	3,000,000
Rovio Entertainment OYJ	4,700,000	—	—	4,700,000
Technicolor SA	29,700,000	—	—	29,700,000
Health Care Equipment &
Supplies
Biocartis NV	3,000,000	—	—	3,000,000
Consort Medical plc	2,856,109	—	406,109	2,450,000
Jeol Ltd.	2,500,000	—	—	2,500,000
Health Care Technology
RaySearch Laboratories AB	—	1,500,000	—	1,500,000
Internet & Catalog Retail
Boozt AB	3,750,000	—	—	3,750,000
IT Services
Comture Corp.	—	1,500,000	—	1,500,000
Machinery
Aumann AG	500,000	500,000	—	1,000,000
SLM Solutions Group AG	2,000,000	—	1,000,000	1,000,000
Pharmaceuticals
GW Pharmaceuticals plc, ADR	100,000	—	—	100,000
Nektar Therapeutics, Cl. A	12,000,000	5,300,000	—	17,300,000
Professional Services
Acacia Research Corp.[a]	2,500,000	—	—	2,500,000
Real Estate Investment Trusts
(REITs)
British Land Co. plc (The)	4,000,000	—	—	4,000,000
Semiconductors &
Semiconductor Equipment
IQE plc	70,000,000	—	—	70,000,000
Manz AG	453,040	46,960	—	500,000
PDF Solutions, Inc.	3,000,000	—	—	3,000,000
PVA TePla AG	2,775,000	275,000	1,000,000	2,050,000
Veeco Instruments, Inc.	4,000,000	—	—	4,000,000
Software
BasWare OYJ	1,000,000	—	—	1,000,000
EVR Holdings plc[a]	68,750,000	—	—	68,750,000
WANdisco plc	5,835,399	—	2,835,399	3,000,000
Zoo Digital Group plc	—	7,000,000	—	7,000,000
Technology Hardware, Storage
& Peripherals
3D Systems Corp.	8,000,000	—	—	8,000,000
Xaar plc	4,000,000	—	—	4,000,000

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Common Stock
Biotechnology
Arrowhead Pharmaceuticals, Inc.	$106,000,000	$ —	$ 60,224,273	$ 103,156,458

7 INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Electronic Equipment,
Instruments, & Components
Basler AG	$34,112,998	$ 251,415	$ —	$(11,764,724)
Gooch & Housego plc	29,371,105	294,449	—	(16,205,031)
Next Biometrics Group AS	2,939,441	—	(3,821,411)	(3,870,110)
Optex Group Co. Ltd.	25,204,557	537,374	—	(28,961,379)
Entertainment
Frontier Developments plc	38,057,547	—	—	(20,641,190)
Rovio Entertainment OYJ	38,143,974	404,530	—	(2,431,891)
Technicolor SA	27,493,711	—	—	(30,726,813)
Health Care Equipment &
Supplies
Biocartis NV	35,491,743	—	—	(8,317,058)
Consort Medical plc	26,490,108	240,366	(1,126,138)	(9,304,482)
Jeol Ltd.	56,086,533	244,621	—	12,164,211
Health Care Technology
RaySearch Laboratories AB	21,420,259	—	—	3,496,731
Internet & Catalog Retail
Boozt AB	20,595,043	—	—	(12,887,717)
IT Services
BasWare OYJ	20,651,200	—	—	(29,949,957)
Comture Corp.	53,555,367	289,717	—	3,961,581
Machinery
Aumann AG	21,331,995	166,945	—	(39,540,236)
SLM Solutions Group AG	14,441,169	—	(30,736,416)	(27,440,017)
Pharmaceuticals
GW Pharmaceuticals plc, ADR	17,239,000	—	—	7,090,000
Nektar Therapeutics, Cl. A	615,534,000	—	—	(75,495,711)
Professional Services
Acacia Research Corp.[a]	—[b]	—	—	(3,975,000)
Real Estate Investment Trusts
(REITs)
British Land Co. plc (The)	27,375,132	1,274,509	—	(4,913,426)
Semiconductors &
Semiconductor Equipment
IQE plc	54,192,904	—	—	(66,155,885)
Manz AG	13,334,777	—	—	(7,394,703)
PDF Solutions, Inc.	39,360,000	—	—	1,128,176
PVA TePla AG	31,469,240	—	(6,409,311)	6,983,247
Veeco Instruments, Inc.	48,880,000	—	—	(17,438,248)
Software
EVR Holdings plc[a]	—[b]	—	—	(4,125,253)
WANdisco plc	17,169,957	—	(4,135,541)	(21,860,230)
Zoo Digital Group plc	5,600,639	—	—	(1,534,619)

8 INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Footnotes to Statement of Investments (Continued)

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Technology Hardware, Storage
& Peripherals
3D Systems Corp.	$72,800,000	$ —	$ —	$(18,450,841)
Xaar plc	4,166,050	—	—	(19,715,494)
Total	$ 1,518,508,449	$ 3,703,926	$ 13,995,456	$(345,119,611)

a. No longer an affiliate at period end.
b. The security is no longer an affiliate, therefore, the value has been excluded from this table.
c. All or a portion is the result of a corporate action.
4. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of June 30, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$4,253,532,556	52.2%
United Kingdom	812,267,246	10.0
Japan	763,306,331	9.4
Germany	480,609,883	5.9
Sweden	316,188,229	3.9
Denmark	294,702,566	3.6
France	274,128,901	3.3
Italy	216,692,268	2.6
Spain	169,746,582	2.1
Norway	155,512,242	1.9
Luxembourg	132,713,760	1.6
Belgium	60,832,657	0.7
Finland	58,795,174	0.7
New Zealand	31,193,103	0.4
Portugal	30,921,727	0.4
Ireland	30,135,066	0.4
Canada	29,840,000	0.4
Chile	23,677,302	0.3
Switzerland	17,743,229	0.2
Total	$8,152,538,822	100.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

9 INVESCO OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$307,802,000	$ 845,198,751	$ —	$ 1,153,000,751
Consumer Staples	20,025,000	141,612,218	—	161,637,218
Financials	—	204,681,028	—	204,681,028
Health Care	1,254,898,000	1,092,342,632	—	2,347,240,632
Industrials	294,678,000	676,655,809	—	971,333,809
Information Technology	2,239,005,200	627,842,916	—	2,866,848,116
Materials	42,780,000	165,017,945	—	207,797,945
Telecommunication Services	—	50,149,967	—	50,149,967
Investment Company	189,849,356	—	—	189,849,356
Total Assets	$ 4,349,037,556	$ 3,803,501,266	$ —	$ 8,152,538,822

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

10 OPPENHEIMER GLOBAL OPPORTUNITIES FUND